Notes Payable - Unsecured Convertible Promissory Notes (Details) - Unsecured Convertible Promissory Notes	1 Months Ended
Jul. 31, 2020 USD ($)
Notes Payable
2022 Notes, principal balance	$ 100,000
Interest rate per annum	8.00%
Maturity period	12 months
Percent of offering price	75.00%
Conversion price of per share purchase price in the event of Change in Control (in percent)	75.00%
Conversion price of per share purchase price in the event of Change in Control transaction wholly in cash (in percent)	75.00%